DEFERRED REVENUE	12 Months Ended
Dec. 31, 2020
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 11. DEFERRED REVENUE

Deferred revenue consists of the following:

	December 31
(in US$ thousands)	2019	2020
Unused virtual points	$999	$724
Unamortized virtual items	366	226
	$1,365	$950

The breakage amounts recognized as revenue during the years ended December 2019 and 2020 were $63 and $51 thousand, respectively. The cumulative amount of breakage for the years during and prior to 2017 was $346 thousand, recorded to our accumulated deficits at January 1, 2018, as a cumulative effect of initially applying the new revenue accounting standard.